PRIMECAP Odyssey Growth Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Communication Services - 7.8%
Alphabet, Inc. - Class A	488,150	$164,994,700
Alphabet, Inc. - Class C	231,424	78,343,967
Baidu, Inc. - ADR (a)	547,900	83,927,322
IMAX Corp. (a)	139,900	4,883,909
Live Nation Entertainment, Inc. (a)	26,290	3,823,880
Meta Platforms, Inc. - Class A	15,200	10,890,800
Netflix, Inc. (a)	155,700	12,999,393
Nintendo Co. Ltd. - JPY	319,100	20,732,428
Spotify Technology SA (a)	10,400	5,203,640
Trade Desk, Inc. (The) - Class A (a)	103,300	3,133,089
Universal Music Group N.V. - EUR	325,239	7,972,621
Walt Disney Co. (The)	219,800	24,793,440
		421,699,189

Consumer Discretionary - 8.4%
Alibaba Group Holding Ltd. - ADR	782,943	132,755,815
Amazon.com, Inc. (a)	226,777	54,267,736
Birkenstock Holding PLC (a)	104,700	3,953,472
Burlington Stores, Inc. (a)	41,000	12,130,260
Capri Holdings Ltd. (a)	190,970	4,310,193
CarMax, Inc. (a)	414,300	18,452,922
Carnival Corp. (a)	84,200	2,527,684
Carvana Co. (a)	29,700	11,912,967
DoorDash, Inc. - Class A (a)	13,510	2,764,416
eBay, Inc.	43,610	3,978,104
Entain PLC - GBP	392,571	3,249,893
Flutter Entertainment PLC (a)	111,000	18,331,650
Lucky Strike Entertainment Corp. - Class A	282,100	2,285,010
Marriott International, Inc. - Class A	16,100	5,076,330
Mattel, Inc. (a)	1,507,250	31,486,453
McDonald's Corp.	5,300	1,669,500
Norwegian Cruise Line Holdings Ltd. (a)	212,900	4,675,284
Ollie's Bargain Outlet Holdings, Inc. (a)	43,400	4,787,454
Ross Stores, Inc.	64,930	12,249,044
Royal Caribbean Cruises Ltd.	36,971	12,002,635
Sony Group Corp. - ADR	1,368,325	30,239,983
Tesla, Inc. (a)	165,870	71,392,107
TJX Cos., Inc. (The)	38,800	5,812,628
Viking Holdings Ltd. (a)	56,700	4,090,905
		454,402,445

Consumer Staples - 1.8%
BellRing Brands, Inc. (a)	99,200	2,467,104
BJ's Wholesale Club Holdings, Inc. (a)	99,420	9,190,385
Casey's General Stores, Inc.	9,700	5,883,050
Dollar Tree, Inc. (a)	230,200	27,069,218
e.l.f. Beauty, Inc. (a)	65,060	5,529,449
Performance Food Group Co. (a)	399,800	38,160,910
Philip Morris International, Inc.	40,600	7,285,264
US Foods Holding Corp. (a)	34,600	2,893,252
		98,478,632

Energy - 0.9%
Chevron Corp.	21,760	3,849,344
ConocoPhillips	269,100	28,048,293
Coterra Energy, Inc.	100,000	2,885,000
EOG Resources, Inc.	37,000	4,148,810
Exxon Mobil Corp.	17,070	2,413,698
SLB Ltd.	26,500	1,282,070
Viper Energy, Inc. - Class A	89,600	3,793,664
		46,420,879
Financials - 7.7%
Bank of America Corp.	78,500	4,176,200
Charles Schwab Corp. (The)	952,597	98,993,880
Citigroup, Inc.	216,900	25,097,499
CME Group, Inc. - Class A	93,200	26,940,392
Evercore, Inc. - Class A	14,830	5,238,994
JPMorgan Chase & Co.	100	30,589
MarketAxess Holdings, Inc.	338,952	57,360,847
Mastercard, Inc. - Class A	13,000	7,004,270
Northern Trust Corp.	351,450	52,517,174
PayPal Holdings, Inc.	378,700	19,953,703
Raymond James Financial, Inc.	413,040	68,506,814
Sony Financial Group, Inc. - ADR (a)	200,617	997,067
Toast, Inc. - Class A (a)	31,000	964,410
Tradeweb Markets, Inc. - Class A	8,000	824,560
Visa, Inc. - Class A	143,240	46,098,929
Wells Fargo & Co.	36,380	3,292,026
		417,997,354

Health Care - 25.2%
Agilent Technologies, Inc.	32,670	4,372,879
Alcon, Inc.	45,690	3,699,976
Alkermes PLC (a)	112,830	3,823,809
Amgen, Inc.	180,040	61,552,075
AstraZeneca PLC - ADR	990,095	91,851,113
BeOne Medicines Ltd. - ADR (a)	597,547	203,393,048
Biogen, Inc. (a)	615,350	110,695,312
BioMarin Pharmaceutical, Inc. (a)	991,326	56,049,572
BioNTech SE - ADR (a)	360,600	41,018,250
Boston Scientific Corp. (a)	683,480	63,925,884
Bridgebio Pharma, Inc. (a)	87,680	6,775,034
Bristol-Myers Squibb Co.	736,090	40,521,754
Bruker Corp.	137,900	6,107,591
CVS Health Corp.	97,520	7,267,190
Danaher Corp.	5,600	1,225,784
Edwards Lifesciences Corp. (a)	38,212	3,108,928
Elanco Animal Health, Inc. (a)	2,888,421	69,553,178
Eli Lilly & Co.	244,808	253,902,617
Glaukos Corp. (a)	378,780	45,218,756
GRAIL, Inc. (a)	18,363	1,796,269
GSK PLC - ADR	640,580	33,053,928
Illumina, Inc. (a)	29,860	4,324,027
Insulet Corp. (a)	26,200	6,702,222
IQVIA Holdings, Inc. (a)	19,306	4,443,276
LivaNova PLC (a)	426,490	28,024,658
Merck & Co., Inc.	6,700	738,809
Nektar Therapeutics (a)	68,915	2,572,597
Neurocrine Biosciences, Inc. (a)	60,460	8,226,188
QIAGEN N.V. - EUR	76,266	4,033,746
Revvity, Inc.	65,420	7,117,696
Rhythm Pharmaceuticals, Inc. (a)	1,128,962	115,741,184
Stryker Corp.	11,000	4,065,160
Thermo Fisher Scientific, Inc.	27,800	16,085,358
UnitedHealth Group, Inc.	9,221	2,645,782
Waters Corp. (a)	6,000	2,224,320
Xencor, Inc. (a)	3,207,000	38,772,630
Zimmer Biomet Holdings, Inc.	136,480	11,883,314
		1,366,513,914

Industrials - 17.8%
AECOM	761,002	73,383,423
Airbus SE - EUR	100,121	22,952,481
Amentum Holdings, Inc. (a)	603,160	21,581,065
American Airlines Group, Inc. (a)	2,597,401	34,545,433
Booz Allen Hamilton Holding Corp.	182,400	16,127,808
Carrier Global Corp.	51,600	3,074,328
Curtiss-Wright Corp.	68,720	45,127,737
Delta Air Lines, Inc.	814,100	53,641,049
FedEx Corp.	76,000	24,491,000
General Dynamics Corp.	12,980	4,557,148
Honeywell International, Inc.	14,600	3,321,792
IDEX Corp.	187,420	37,212,241
J.B. Hunt Transport Services, Inc.	29,000	5,878,880
Jacobs Solutions, Inc.	474,224	64,143,538
JetBlue Airways Corp. (a)	69,700	339,439
Lyft, Inc. - Class A (a)	258,736	4,364,876
Nextpower, Inc. - Class A (a)	624,177	73,084,885
Norfolk Southern Corp.	14,700	4,281,228
Saia, Inc. (a)	10,800	3,616,596
Siemens AG - EUR	293,090	89,042,551
Southwest Airlines Co.	1,650,760	78,444,115
TransDigm Group, Inc.	18,080	25,809,923
Uber Technologies, Inc. (a)	34,100	2,729,705
United Airlines Holdings, Inc. (a)	660,960	67,629,427
Xometry, Inc. - Class A (a)(b)	3,579,452	204,494,093
		963,874,761

Information Technology - 25.5%
Adobe, Inc. (a)	99,300	29,119,725
Advanced Micro Devices, Inc. (a)	26,800	6,344,364
Analog Devices, Inc.	121,880	37,890,054
Applied Materials, Inc.	55,132	17,770,146
AppLovin Corp. - Class A (a)	21,700	10,266,487
Arm Holdings PLC - ADR (a)	21,020	2,214,667
ASML Holding N.V. - ADR	12,400	17,645,200
Autodesk, Inc. (a)	10,000	2,528,700
Broadcom, Inc.	17,720	5,870,636
Dell Technologies, Inc. - Class C	26,760	3,062,414
Fair Isaac Corp. (a)	11,447	16,748,907
Flex Ltd. (a)	1,808,269	113,993,278
FormFactor, Inc. (a)	231,618	16,326,753
Hewlett Packard Enterprise Co.	908,481	19,550,511
HP, Inc.	163,236	3,173,308
Intel Corp. (a)	2,995,840	139,216,685
Intuit, Inc.	3,500	1,746,220
Jabil, Inc.	246,100	58,372,459
Keysight Technologies, Inc. (a)	10,580	2,288,771
KLA Corp.	64,182	91,648,045
L.M. Ericsson Telephone Co. - ADR	1,124,700	12,146,760
Marvell Technology, Inc.	131,211	10,355,172
Micron Technology, Inc.	891,736	369,963,432
Microsoft Corp.	224,560	96,625,922
MongoDB, Inc. (a)	74,365	27,613,956
NetApp, Inc.	181,311	17,469,315
Nutanix, Inc. - Class A (a)	205,610	8,086,641
NVIDIA Corp.	523,000	99,960,990
Okta, Inc. - Class A (a)	57,197	4,832,003
Oracle Corp.	11,000	1,810,380
OSI Systems, Inc. (a)	54,500	13,632,630
Palo Alto Networks, Inc. (a)	40,590	7,183,212
RingCentral, Inc. - Class A (a)	58,900	1,524,332
Salesforce, Inc.	22,400	4,755,296
Seagate Technology Holdings PLC	10,200	4,158,438
Synaptics, Inc. (a)	89,100	7,351,641
Synopsys, Inc. (a)	22,400	10,418,576
Teradyne, Inc.	35,830	8,636,822
Texas Instruments, Inc.	181,595	39,142,802
Trimble, Inc. (a)	246,380	16,655,288
Universal Display Corp.	205,719	23,620,656
		1,381,721,594

Materials - 0.8%
Albemarle Corp.	132,610	22,627,244
Ivanhoe Mines Ltd. - CAD - Class A (a)	875,000	11,065,619
Linde PLC	20,700	9,459,279
Solstice Advanced Materials, Inc. (a)	3,650	225,461
		43,377,603

Real Estate - 0.2%
CoStar Group, Inc. (a)	96,700	5,947,050
Welltower, Inc.	17,883	3,368,442
		9,315,492
TOTAL COMMON STOCKS (Cost $1,996,211,597)		5,203,801,863

RIGHTS - 0.0%	Shares	Value
Health Care - 0.0%
ABIOMED, Inc. - CVR (Expiration Date 12/31/29) (a)(c)(d)	387,250	394,995
Epizyme, Inc. - CVR (Expiration Date 1/1/28) (a)(c)(d)	4,207,543	84,151
		479,146
TOTAL RIGHTS (Cost $0)		479,146

ESCROWS AND LITIGATION TRUSTS - 0.0%	Shares	Value
Information Technology - 0.0%
Wolfspeed, Inc. - Escrow (a)(c)(d)	513,100	0
TOTAL ESCROWS AND LITIGATION TRUSTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 4.0%	Shares	Value
Money Market Funds - 4.0%
First American US Treasury Money Market Fund - Class X - 3.53% (e)	85,603,267	85,603,267
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares - 3.56% (e)	64,202,451	64,202,451
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class - 3.53% (e)	64,202,450	64,202,450
		214,008,168
TOTAL SHORT-TERM INVESTMENTS (Cost $214,008,168)		214,008,168

TOTAL INVESTMENTS - 100.1% (Cost $2,210,219,765)		5,418,289,177
Liabilities in Excess of Other Assets - (0.1)%		(4,020,486)
TOTAL NET ASSETS - 100.0%		$5,414,268,691

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
CAD - Canadian Dollars CVR - Contingent Value Rights EUR - Euros GBP - British Pound Sterling JPY - Japanese Yen

(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Investment Advisor, acting as Valuation Designee. These securities represented $479,146 or 0.0% of net assets as of January 31, 2026.

(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines the level in which the investment is categorized.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2026. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Growth Fund	Common Stocks(1)	$5,203,801,863	$-	$-	$5,203,801,863
	Rights(2)	-	-	479,146	479,146
	Escrows and Litigation Trusts(3)	-	-	0	0
	Short-Term Investments	214,008,168	-	-	214,008,168
	Total Investments	$5,417,810,031	$-	$479,146	$5,418,289,177

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.
(2) Health Care
(3) Information Technology

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Rights				Growth Fund
Balance at October 31, 2025				$479,146
Purchases (Received)				-
Sales (Proceeds)				-
Realized Gain (Loss)				-
Change in Unrealized Appreciation/Depreciation				-
Balance at January 31, 2026				$479,146

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.
With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2025	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2026
Xometry, Inc. - Class A	$196,851,333	$-	$28,289,219	$-	$13,779,807	$22,152,172	$204,494,093
Total	$196,851,333	$-	$28,289,219	$-	$13,779,807	$22,152,172	$204,494,093